Distribution Date:	04/12/22	COMM 2015-CCRE26 Mortgage Trust
Determination Date:	04/06/22
Next Distribution Date:	05/12/22
Record Date:	03/31/22	Commercial Mortgage Pass-Through Certificates
Series 2015-CCRE26

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	5		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	9-13		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	14-15		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	18		David Rodgers	(212) 230-9025
Historical Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	23
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26	Controlling Class	TCA SPV IV LLC
Interest Shortfall Detail - Collateral Level	27	Representative
			James Jordan		TaconicCRE@taconiccap.com
Supplemental Notes	28
			c/o Taconic Capital Advisors L.P., 280 Park Avenue, 5th Floor | New York, NY 10017 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12593QBA7	1.604000%	36,162,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593QBB5	2.881000%	44,578,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12593QBC3	3.373000%	76,831,000.00	53,719,047.29	1,626,648.51	150,995.29	79,403.31	0.00	1,857,047.11	52,092,398.78	33.65%	30.00%
A-3	12593QBD1	3.359000%	225,000,000.00	221,645,456.72	9,570,846.93	620,422.58	463,474.92	0.00	10,654,744.43	212,074,609.79	33.65%	30.00%
A-4	12593QBE9	3.630000%	381,056,000.00	381,056,000.00	0.00	1,152,694.40	0.00	0.00	1,152,694.40	381,056,000.00	33.65%	30.00%
A-M	12593QBG4	4.085000%	47,726,000.00	47,726,000.00	0.00	162,467.26	0.00	0.00	162,467.26	47,726,000.00	28.75%	25.63%
B	12593QBH2	4.626925%	72,272,000.00	72,272,000.00	0.00	278,664.24	0.00	0.00	278,664.24	72,272,000.00	21.31%	19.00%
C	12593QBJ8	4.626925%	54,545,000.00	54,545,000.00	0.00	210,313.00	0.00	0.00	210,313.00	54,545,000.00	15.70%	14.00%
D	12593QBK5	3.626925%	61,363,000.00	61,363,000.00	0.00	185,465.81	0.00	0.00	185,465.81	61,363,000.00	9.39%	8.38%
E	12593QAL4	3.250000%	15,000,000.00	15,000,000.00	0.00	40,625.00	0.00	0.00	40,625.00	15,000,000.00	7.85%	7.00%
F	12593QAN0	3.250000%	13,636,000.00	13,636,000.00	0.00	36,930.83	0.00	0.00	36,930.83	13,636,000.00	6.45%	5.75%
G	12593QAQ3	3.250000%	28,636,000.00	28,636,000.00	0.00	77,555.83	0.00	0.00	77,555.83	28,636,000.00	3.51%	3.13%
H*	12593QAS9	3.250000%	34,090,914.00	34,090,914.00	0.00	129,479.69	0.00	0.00	129,479.69	34,090,914.00	0.00%	0.00%
V	12593QAU4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12593QAY6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593QAW0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,090,895,914.00	983,689,418.01	11,197,495.44	3,045,613.93	542,878.23	0.00	14,785,987.60	972,491,922.57

X-A	12593QBF6	1.070995%	811,353,000.00	704,146,504.01	0.00	628,447.77	446,969.34	0.00	1,075,417.11	692,949,008.57
X-B	12593QAA8	0.000000%	126,817,000.00	126,817,000.00	0.00	0.00	0.00	0.00	0.00	126,817,000.00
X-C	12593QAC4	1.000000%	61,363,000.00	61,363,000.00	0.00	51,135.83	0.00	0.00	51,135.83	61,363,000.00
X-D	12593QAE0	1.376925%	28,636,000.00	28,636,000.00	0.00	32,858.01	0.00	0.00	32,858.01	28,636,000.00
X-E	12593QAG5	1.376925%	28,636,000.00	28,636,000.00	0.00	32,858.01	0.00	0.00	32,858.01	28,636,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	12593QAJ9	1.376925%	34,090,914.00	34,090,914.00	0.00	39,117.18	0.00	0.00	39,117.18	34,090,914.00
Notional SubTotal			1,090,895,914.00	983,689,418.01	0.00	784,416.80	446,969.34	0.00	1,231,386.14	972,491,922.57

Deal Distribution Total					11,197,495.44	3,830,030.73	989,847.57	0.00	16,017,373.74

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593QBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593QBB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12593QBC3	699.18453866	21.17177324	1.96529122	0.00000000	0.00000000	1.03348011	0.00000000	24.17054457	678.01276542
A-3	12593QBD1	985.09091876	42.53709747	2.75743369	0.00000000	0.00000000	2.05988853	0.00000000	47.35441969	942.55382129
A-4	12593QBE9	1,000.00000000	0.00000000	3.02500000	0.00000000	0.00000000	0.00000000	0.00000000	3.02500000	1,000.00000000
A-M	12593QBG4	1,000.00000000	0.00000000	3.40416670	0.00000000	0.00000000	0.00000000	0.00000000	3.40416670	1,000.00000000
B	12593QBH2	1,000.00000000	0.00000000	3.85577042	0.00000000	0.00000000	0.00000000	0.00000000	3.85577042	1,000.00000000
C	12593QBJ8	1,000.00000000	0.00000000	3.85577046	0.00000000	0.00000000	0.00000000	0.00000000	3.85577046	1,000.00000000
D	12593QBK5	1,000.00000000	0.00000000	3.02243714	0.00000000	0.00000000	0.00000000	0.00000000	3.02243714	1,000.00000000
E	12593QAL4	1,000.00000000	0.00000000	2.70833333	0.00000000	0.00000000	0.00000000	0.00000000	2.70833333	1,000.00000000
F	12593QAN0	1,000.00000000	0.00000000	2.70833309	0.00000000	0.00000000	0.00000000	0.00000000	2.70833309	1,000.00000000
G	12593QAQ3	1,000.00000000	0.00000000	2.70833322	0.00000000	0.00000000	0.00000000	0.00000000	2.70833322	1,000.00000000
H	12593QAS9	1,000.00000000	0.00000000	3.79807036	(1.08973699)	8.50514392	0.00000000	0.00000000	3.79807036	1,000.00000000
V	12593QAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12593QAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593QAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12593QBF6	867.86701227	0.00000000	0.77456763	0.00000000	0.00000000	0.55089380	0.00000000	1.32546143	854.06599664
X-B	12593QAA8	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	12593QAC4	1,000.00000000	0.00000000	0.83333328	0.00000000	0.00000000	0.00000000	0.00000000	0.83333328	1,000.00000000
X-D	12593QAE0	1,000.00000000	0.00000000	1.14743714	0.00000000	0.00000000	0.00000000	0.00000000	1.14743714	1,000.00000000
X-E	12593QAG5	1,000.00000000	0.00000000	1.14743714	0.00000000	0.00000000	0.00000000	0.00000000	1.14743714	1,000.00000000
X-F	12593QAJ9	1,000.00000000	0.00000000	1.14743711	0.00000000	0.00000000	0.00000000	0.00000000	1.14743711	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	03/01/22 - 03/30/22	30	0.00	150,995.29	0.00	150,995.29	0.00	0.00	0.00	150,995.29	0.00
A-3	03/01/22 - 03/30/22	30	0.00	620,422.57	0.00	620,422.57	0.00	0.00	0.00	620,422.58	0.00
A-4	03/01/22 - 03/30/22	30	0.00	1,152,694.40	0.00	1,152,694.40	0.00	0.00	0.00	1,152,694.40	0.00
X-A	03/01/22 - 03/30/22	30	0.00	628,447.77	0.00	628,447.77	0.00	0.00	0.00	628,447.77	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	03/01/22 - 03/30/22	30	0.00	51,135.83	0.00	51,135.83	0.00	0.00	0.00	51,135.83	0.00
X-D	03/01/22 - 03/30/22	30	0.00	32,858.01	0.00	32,858.01	0.00	0.00	0.00	32,858.01	0.00
X-E	03/01/22 - 03/30/22	30	0.00	32,858.01	0.00	32,858.01	0.00	0.00	0.00	32,858.01	0.00
X-F	03/01/22 - 03/30/22	30	0.00	39,117.18	0.00	39,117.18	0.00	0.00	0.00	39,117.18	0.00
A-M	03/01/22 - 03/30/22	30	0.00	162,467.26	0.00	162,467.26	0.00	0.00	0.00	162,467.26	0.00
B	03/01/22 - 03/30/22	30	0.00	278,664.24	0.00	278,664.24	0.00	0.00	0.00	278,664.24	0.00
C	03/01/22 - 03/30/22	30	0.00	210,313.00	0.00	210,313.00	0.00	0.00	0.00	210,313.00	0.00
D	03/01/22 - 03/30/22	30	0.00	185,465.81	0.00	185,465.81	0.00	0.00	0.00	185,465.81	0.00
E	03/01/22 - 03/30/22	30	0.00	40,625.00	0.00	40,625.00	0.00	0.00	0.00	40,625.00	0.00
F	03/01/22 - 03/30/22	30	0.00	36,930.83	0.00	36,930.83	0.00	0.00	0.00	36,930.83	0.00
G	03/01/22 - 03/30/22	30	0.00	77,555.83	0.00	77,555.83	0.00	0.00	0.00	77,555.83	0.00
H	03/01/22 - 03/30/22	30	327,098.26	92,329.56	0.00	92,329.56	(37,150.13)	0.00	0.00	129,479.69	289,948.13
Totals			327,098.26	3,792,880.59	0.00	3,792,880.59	(37,150.13)	0.00	0.00	3,830,030.73	289,948.13

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	16,017,373.74
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,808,989.03	Master Servicing Fee	10,271.56
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,347.68
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	423.53
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,855.63
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,808,989.03	Total Fees	16,108.41

Principal		Expenses/Reimbursements
Scheduled Principal	1,224,934.51	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	9,972,560.92	Special Servicing Fees (Monthly)	(40,817.03)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,666.90
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	11,197,495.43	Total Expenses/Reimbursements	(37,150.13)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	989,847.57	Interest Distribution	3,830,030.73
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	11,197,495.44
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	989,847.57
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	989,847.57	Total Payments to Certificateholders and Others	16,017,373.74
Total Funds Collected	15,996,332.03	Total Funds Distributed	15,996,332.02

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	983,689,418.20	983,689,418.20	Beginning Certificate Balance	983,689,418.01
(-) Scheduled Principal Collections	1,224,934.51	1,224,934.51	(-) Principal Distributions	11,197,495.44
(-) Unscheduled Principal Collections	9,972,560.92	9,972,560.92	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.01	0.01	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	972,491,922.76	972,491,922.76	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	984,337,518.40	984,337,518.40	Ending Certificate Balance	972,491,922.57
Ending Actual Collateral Balance	972,814,788.42	972,814,788.42

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.19)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.19)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.63%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	36,130,353.72	3.72%	39	4.5480	NAP	Defeased	5	36,130,353.72	3.72%	39	4.5480	NAP
7,499,999 or less	21	98,968,395.58	10.18%	40	4.6938	1.610214	1.39 or less	18	279,618,001.75	28.75%	40	4.7879	0.808993
7,500,000 to 14,999,999	12	115,180,165.68	11.84%	38	4.6824	1.627599	1.40 to 1.44	3	75,536,288.62	7.77%	38	4.2053	1.444651
15,000,000 to 24,999,999	3	62,910,240.68	6.47%	40	4.6029	1.365197	1.45 to 1.54	2	8,666,726.70	0.89%	40	4.6490	1.473309
25,000,000 to 49,999,999	11	413,044,473.52	42.47%	40	4.5548	1.514549	1.55 to 1.99	16	323,910,385.27	33.31%	39	4.6094	1.724107
50,000,000 to 99,999,999	2	136,085,965.88	13.99%	40	3.8418	3.114988	2.00 to 2.49	6	131,165,987.67	13.49%	39	4.3108	2.239624
100,000,000 or greater	1	110,172,327.70	11.33%	40	4.6100	1.745700	2.50 to 2.99	1	3,514,179.03	0.36%	39	4.3930	2.801100
Totals	55	972,491,922.76	100.00%	40	4.4934	1.769736	3.00 or greater	4	113,950,000.00	11.72%	41	3.8162	4.075111
							Totals	55	972,491,922.76	100.00%	40	4.4934	1.769736
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	36,130,353.72	3.72%	39	4.5480	NAP	Texas	2	15,213,495.89	1.56%	40	4.8910	1.875274
Arizona	1	7,243,194.38	0.74%	39	4.9050	0.992200	Virginia	4	46,502,585.24	4.78%	39	4.5172	0.877089
California	13	162,264,708.51	16.69%	39	4.3343	2.165987	Washington	2	33,375,930.35	3.43%	40	4.6756	0.432590
Colorado	1	33,923,456.96	3.49%	41	4.6200	1.307700	West Virginia	1	3,308,806.98	0.34%	40	4.4850	1.872700
Connecticut	1	11,954,127.26	1.23%	40	4.6680	1.118000	Wisconsin	2	8,332,198.33	0.86%	40	4.7505	1.402523
Florida	4	19,044,213.56	1.96%	28	4.7638	1.750110	Totals	93	972,491,922.76	100.00%	40	4.4934	1.769736
Georgia	2	78,379,726.44	8.06%	38	4.2043	1.515998
									Property Type³
Hawaii	1	9,932,383.32	1.02%	40	4.8200	1.166800
Illinois	5	123,305,360.92	12.68%	40	4.5957	1.788180		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	8	16,062,851.39	1.65%	39	4.4240	1.633718		Properties	Balance	Agg. Bal.			DSCR¹
Iowa	1	3,094,778.00	0.32%	39	4.2400	2.376700	Defeased	5	36,130,353.72	3.72%	39	4.5480	NAP
Kansas	1	5,570,600.00	0.57%	39	4.2400	2.376700	Industrial	31	97,284,346.10	10.00%	40	4.4905	1.897386
Kentucky	5	7,422,111.51	0.76%	39	4.3060	1.846700	Lodging	13	136,187,073.77	14.00%	39	4.5596	0.805595
Massachusetts	1	9,977,556.69	1.03%	41	4.8690	1.671300	Mixed Use	2	78,923,456.96	8.12%	38	4.2659	1.921377
Michigan	3	19,877,784.21	2.04%	41	4.7306	1.606456	Mobile Home Park	4	63,322,432.83	6.51%	40	4.6094	1.634720
Missouri	1	4,023,210.00	0.41%	39	4.2400	2.376700	Multi-Family	6	23,262,853.22	2.39%	41	4.8369	1.913658
New Jersey	1	19,422,199.93	2.00%	40	4.3600	2.056800	Office	14	382,997,253.77	39.38%	40	4.5246	2.205922
New York	4	117,434,208.82	12.08%	41	4.1977	3.335600	Other	1	5,762,326.69	0.59%	38	4.6350	1.253000
North Carolina	5	12,111,604.59	1.25%	40	4.3046	2.689624	Retail	17	148,621,824.57	15.28%	38	4.3530	1.537252
Ohio	4	13,677,423.04	1.41%	41	4.7923	1.990914	Totals	93	972,491,922.76	100.00%	40	4.4934	1.769736
Oklahoma	3	12,812,380.00	1.32%	39	4.2400	2.376700
Oregon	1	29,845,199.52	3.07%	40	4.6000	(0.543400)
Pennsylvania	3	90,941,274.50	9.35%	41	4.8818	1.222943
South Carolina	2	7,760,112.30	0.80%	39	4.3454	2.278902
Tennessee	6	13,548,085.28	1.39%	39	4.4523	1.399434

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	36,130,353.72	3.72%	39	4.5480	NAP	Defeased	5	36,130,353.72	3.72%	39	4.5480	NAP
	4.4999% or less	14	383,212,827.48	39.41%	39	4.1058	2.505939	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	18	315,732,356.99	32.47%	39	4.6125	1.180760	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% or greater	18	237,416,384.57	24.41%	41	4.9522	1.438022	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	972,491,922.76	100.00%	40	4.4934	1.769736	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	50	936,361,569.04	96.28%	40	4.4913	1.788329
								Totals	55	972,491,922.76	100.00%	40	4.4934	1.769736
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	36,130,353.72	3.72%	39	4.5480	NAP	Defeased	5	36,130,353.72	3.72%	39	4.5480	NAP
	60 months or less	50	936,361,569.04	96.28%	40	4.4913	1.788329	Interest Only	7	171,870,000.00	17.67%	38	3.9376	3.453028
61 months to 113 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	43	764,491,569.04	78.61%	40	4.6158	1.414078
114 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	972,491,922.76	100.00%	40	4.4934	1.769736	Totals	55	972,491,922.76	100.00%	40	4.4934	1.769736
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	36,130,353.72	3.72%	39	4.5480	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	43	838,236,376.16	86.19%	40	4.4681	1.923707
	13 months to 24 months	6	92,362,866.19	9.50%	37	4.6929	0.593108
	25 months or greater	1	5,762,326.69	0.59%	38	4.6350	1.253000
	Totals	55	972,491,922.76	100.00%	40	4.4934	1.769736
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	656100457	OF	Chicago	IL	Actual/360	4.610%	437,958.01	152,270.49	0.00	N/A	08/06/25	--	110,324,598.20	110,172,327.70	04/06/22
2	304641002	OF	New York	NY	Actual/360	3.560%	214,600.94	0.00	0.00	N/A	09/06/25	--	70,000,000.00	70,000,000.00	04/06/22
3	656100428	RT	Newnan	GA	Actual/360	4.140%	235,935.82	95,189.92	0.00	N/A	06/06/25	--	66,181,155.80	66,085,965.88	04/06/22
4	406100318	MH	Huntington Beach	CA	Actual/360	4.485%	185,288.64	77,724.47	0.00	N/A	08/06/25	--	47,976,343.79	47,898,619.32	04/06/22
5	407000539	OF	Wayne	PA	Actual/360	4.769%	186,402.54	60,631.50	0.00	N/A	08/06/25	--	45,385,776.54	45,325,145.04	04/06/22
6	407000559	OF	Media	PA	Actual/360	5.015%	182,896.73	61,760.48	0.00	N/A	09/06/25	--	42,356,406.04	42,294,645.56	04/06/22
7	406100308	MU	Santa Monica	CA	Actual/360	3.999%	154,961.25	0.00	0.00	N/A	04/06/25	--	45,000,000.00	45,000,000.00	04/06/22
8	406100328	OF	Various	NY	Actual/360	5.220%	181,742.22	59,149.87	0.00	N/A	09/06/25	--	40,432,084.49	40,372,934.62	04/06/22
9	304641009	MU	Avon	CO	Actual/360	4.620%	135,157.04	49,825.47	0.00	N/A	09/06/25	--	33,973,282.43	33,923,456.96	04/06/22
10	656100444	IN	Various	Various	Actual/360	4.306%	128,391.77	44,936.57	0.00	N/A	07/01/25	--	34,626,131.63	34,581,195.06	04/01/22
11	304641011	LO	Portland	OR	Actual/360	4.600%	118,425.23	51,772.70	0.00	N/A	08/06/25	--	29,896,972.57	29,845,199.87	04/06/22
12	302691133	LO	Seattle	WA	Actual/360	4.590%	117,984.83	47,406.32	0.00	N/A	08/06/25	--	29,850,683.41	29,803,277.09	03/06/22
13	656100440	LO	Various	Various	Actual/360	4.240%	116,835.56	0.00	0.00	N/A	07/06/25	--	32,000,000.00	32,000,000.00	04/06/22
14	656100456	OF	Rancho Cucamonga	CA	Actual/360	4.130%	113,804.44	0.00	0.00	N/A	08/06/25	--	32,000,000.00	32,000,000.00	04/06/22
15	304641015	LO	Alexandria	VA	Actual/360	4.590%	96,948.13	57,350.13	0.00	N/A	06/01/25	--	24,528,305.04	24,470,954.91	04/01/22
17	304641017	IN	Perth Amboy	NJ	Actual/360	4.360%	73,040.64	32,246.55	0.00	N/A	08/06/25	--	19,454,446.48	19,422,199.93	04/06/22
18	407000534	MF	Various	Various	Actual/360	4.867%	79,829.05	28,565.33	0.00	N/A	09/06/25	--	19,045,651.17	19,017,085.84	04/06/22
19	656100466	MF	University Place	WA	Actual/360	4.400%	56,569.96	20,046.46	0.00	N/A	09/06/25	--	14,930,487.90	14,910,441.44	04/06/22
20	407000523	LO	El Paso	TX	Actual/360	4.939%	54,636.85	22,129.52	0.00	N/A	08/06/25	--	12,846,577.26	12,824,447.74	07/06/21
21	406100322	OF	Greenwich	CT	Actual/360	4.668%	48,138.50	21,618.18	0.00	N/A	08/06/25	--	11,975,745.33	11,954,127.15	04/06/22
22	304641022	IN	Atlanta	GA	Actual/360	4.550%	48,244.45	19,604.11	0.00	N/A	09/06/25	--	12,313,364.67	12,293,760.56	04/06/22
23	304641023	MU	Summerfield	FL	Actual/360	4.800%	41,293.21	9,990,292.56	0.00	N/A	07/06/25	--	9,990,292.56	0.00	04/06/22
24	304641024	IN	Holliston	MA	Actual/360	4.869%	41,906.81	17,508.27	0.00	N/A	09/06/25	--	9,995,064.96	9,977,556.69	04/06/22
25	407000528	RT	Castle Rock	CO	Actual/360	4.620%	38,805.81	14,379.76	0.00	N/A	04/06/25	--	9,753,232.52	9,738,852.76	04/06/22
26	656100455	RT	Kapolei	HI	Actual/360	4.820%	41,279.48	13,148.58	0.00	N/A	08/06/25	--	9,945,531.90	9,932,383.32	04/06/22
27	407000537	IN	Newport News	VA	Actual/360	4.700%	35,993.92	15,872.87	0.00	N/A	09/06/25	--	8,892,541.49	8,876,668.62	04/06/22
28	304641028	MH	Lancaster	CA	Actual/360	4.936%	36,320.82	14,639.62	0.00	N/A	09/06/25	--	8,544,316.51	8,529,676.89	04/06/22
29	656100458	RT	Virginia Beach	VA	Actual/360	4.210%	30,089.39	16,177.91	0.00	N/A	08/06/25	--	8,299,884.15	8,283,706.24	04/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	656100439	RT	Knoxville	TN	Actual/360	4.540%	33,158.07	13,675.89	0.00	N/A	07/06/25	--	8,481,529.69	8,467,853.80	04/06/22
31	304641031	LO	Scottsdale	AZ	Actual/360	4.905%	30,665.78	17,126.98	0.00	N/A	07/06/25	--	7,260,321.61	7,243,194.63	12/06/21
32	407000538	RT	Various	NC	Actual/360	4.304%	32,503.57	0.00	0.00	N/A	09/06/25	--	8,770,000.00	8,770,000.00	04/06/22
33	304641033	OF	Troy	MI	Actual/360	4.857%	31,719.19	13,173.26	0.00	N/A	09/06/25	--	7,583,157.93	7,569,984.67	04/06/22
34	304641034	OF	Santa Monica	CA	Actual/360	4.949%	22,245.76	0.00	0.00	N/A	09/06/25	--	5,220,000.00	5,220,000.00	04/06/22
35	304641035	OF	Los Angeles	CA	Actual/360	4.949%	13,552.01	0.00	0.00	N/A	09/06/25	--	3,180,000.00	3,180,000.00	04/06/22
37	406100310	RT	Petaluma	CA	Actual/360	4.060%	26,186.38	13,245.85	0.00	N/A	06/06/25	--	7,490,145.25	7,476,899.40	04/06/22
39	407000536	IN	Byron Center	MI	Actual/360	4.500%	26,593.00	12,675.11	0.00	N/A	09/06/25	--	6,862,708.39	6,850,033.28	04/06/22
40	407000524	RT	Miami	FL	Actual/360	4.691%	31,100.62	0.00	0.00	N/A	02/01/23	--	7,700,000.00	7,700,000.00	04/06/22
41	407000520	OF	Great Neck Plaza	NY	Actual/360	4.672%	28,449.82	10,321.89	0.00	N/A	08/06/25	--	7,071,596.51	7,061,274.62	04/06/22
42	406100307	98	Carmel	IN	Actual/360	4.635%	23,035.61	9,199.87	0.00	N/A	06/06/25	--	5,771,526.56	5,762,326.69	04/06/22
43	304641043	OF	Brighton	MI	Actual/360	4.844%	22,805.26	9,519.96	0.00	N/A	09/06/25	--	5,467,286.01	5,457,766.05	04/06/22
44	407000527	IN	Modesto	CA	Actual/360	4.960%	22,613.48	11,587.05	0.00	N/A	08/06/25	--	5,294,519.60	5,282,932.55	04/06/22
45	407000529	RT	Las Vegas	NV	Actual/360	4.503%	18,542.85	8,827.78	0.00	N/A	06/06/25	--	4,782,063.57	4,773,235.79	04/06/22
46	656100465	RT	Virginia Beach	VA	Actual/360	4.340%	18,229.75	6,631.40	0.00	N/A	09/06/25	--	4,877,887.04	4,871,255.64	04/06/22
47	407000526	RT	La Mirada	CA	Actual/360	4.600%	17,543.95	8,088.27	0.00	N/A	08/06/25	--	4,429,047.18	4,420,958.91	04/06/22
48	406100320	RT	Romeoville	IL	Actual/360	4.929%	18,171.67	7,387.89	0.00	N/A	08/06/25	--	4,281,312.26	4,273,924.37	04/06/22
49	656100446	MF	Cudahy	WI	Actual/360	4.700%	17,214.65	7,679.96	0.00	N/A	07/06/25	--	4,253,447.75	4,245,767.79	04/06/22
50	304641050	RT	Nashville	TN	Actual/360	4.800%	17,494.98	7,426.62	0.00	N/A	09/06/25	--	4,232,657.41	4,225,230.79	04/06/22
51	304641051	RT	Defuniak Springs	FL	Actual/360	4.721%	16,998.16	7,437.18	0.00	N/A	09/06/25	--	4,181,274.51	4,173,837.33	04/06/22
52	407000531	RT	Menomonee Falls	WI	Actual/360	4.803%	16,937.32	8,748.44	0.00	N/A	09/06/25	--	4,095,179.38	4,086,430.94	04/06/22
54	406100316	RT	Hilton Head Island	SC	Actual/360	4.393%	13,318.98	6,694.92	0.00	N/A	07/06/25	--	3,520,873.95	3,514,179.03	04/06/22
55	304641055	MH	Edgewood	WA	Actual/360	5.390%	16,608.47	5,687.57	0.00	N/A	08/06/25	--	3,578,340.09	3,572,652.52	04/06/22
56	407000530	RT	Red Bluff	CA	Actual/360	4.851%	13,635.22	8,538.54	0.00	N/A	09/06/25	--	3,264,161.68	3,255,623.14	04/06/22
57	304641057	MH	Etters	PA	Actual/360	4.723%	13,534.06	5,915.86	0.00	N/A	09/06/25	--	3,327,399.45	3,321,483.59	04/06/22
58	406100321	RT	Ranson	WV	Actual/360	4.485%	12,797.83	4,904.98	0.00	N/A	08/06/25	--	3,313,711.96	3,308,806.98	04/06/22
59	656100449	MH	Charlevoix	MI	Actual/360	4.810%	10,301.01	4,406.55	0.00	N/A	07/06/25	--	2,486,999.49	2,482,592.94	04/06/22
60	407000521	OF	Mission	TX	Actual/360	4.633%	9,549.54	4,345.97	0.00	N/A	08/06/25	--	2,393,394.09	2,389,048.12	04/06/22
Totals							3,808,989.03	11,197,495.43	0.00				983,689,418.20	972,491,922.76
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	45,003,152.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	131,410,231.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,268,859.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,326,915.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,781,694.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,763,079.35	2,066,604.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,120,627.35	4,422,696.72	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,126,605.88	3,152,357.29	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,136,552.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	24,548,072.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	(1,109,879.00)	0.00	--	--	--	0.00	0.00	1,409,062.86	1,409,062.86	0.00	0.00
12	803,678.93	0.00	--	--	--	0.00	0.00	2,444,538.36	2,444,538.36	0.00	0.00
13	3,823,485.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	4,687,413.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,130,746.00	733,401.00	10/01/19	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,902,919.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,794,497.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,809,013.97	0.00	--	--	04/06/22	0.00	7,790.25	76,199.98	686,465.18	0.00	0.00
21	930,544.96	489,957.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,791,124.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	968,788.00	253,883.00	01/01/20	03/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,295,076.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	810,206.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,401,432.69	1,072,507.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,012,472.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	359,724.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	856,764.75	550,544.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	569,040.00	0.00	--	--	04/06/22	0.00	663.14	47,363.25	189,639.99	0.00	0.00
32	1,341,991.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	941,407.59	605,175.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	482,557.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	534,631.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	830,351.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	957,839.40	732,339.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	602,036.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	747,065.99	529,449.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	488,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	650,382.53	287,535.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	635,855.31	544,437.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	546,234.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	456,694.42	357,624.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	8,974.44	0.00
48	554,970.20	468,889.78	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	460,500.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	514,326.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	431,228.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	698,083.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	349,690.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	326,697.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	308,710.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	380,721.00	298,369.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	249,803.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	273,452,893.09	16,925,499.33				0.00	8,453.39	3,977,164.45	4,729,706.39	8,974.44	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
23	304641023	9,972,560.92	Payoff w/ yield maintenance	0.00	989,847.57
Totals		9,972,560.92		0.00	989,847.57
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/12/22	0	0.00	0	0.00	2	20,067,642.37	1	7,243,194.63	0	0.00	0	0.00	0	0.00	1	9,972,560.92	4.493402%	4.469154%	40
03/11/22	0	0.00	1	7,260,321.61	2	22,836,869.82	1	7,260,321.61	0	0.00	0	0.00	0	0.00	0	0.00	4.496686%	4.470020%	41
02/11/22	1	7,280,339.87	0	0.00	2	22,885,828.80	1	7,280,339.87	0	0.00	0	0.00	0	0.00	0	0.00	4.496897%	4.470222%	42
01/12/22	0	0.00	0	0.00	3	30,222,629.09	1	7,297,310.61	0	0.00	0	0.00	0	0.00	0	0.00	4.497062%	4.470378%	43
12/10/21	0	0.00	1	7,314,209.98	2	22,964,643.00	1	7,314,209.98	0	0.00	0	0.00	0	0.00	0	0.00	4.497225%	4.459759%	44
11/15/21	1	7,332,033.05	0	0.00	2	23,006,907.58	1	7,332,033.05	0	0.00	0	0.00	0	0.00	0	0.00	4.497402%	4.444761%	45
10/13/21	1	7,348,786.37	0	0.00	2	23,045,890.88	1	7,348,786.37	0	0.00	0	0.00	0	0.00	1	4,136,782.65	4.497563%	4.444916%	46
09/13/21	1	7,366,468.69	1	12,986,092.64	2	39,952,417.34	1	7,366,468.69	0	0.00	0	0.00	0	0.00	0	0.00	4.497097%	4.444615%	47
08/12/21	2	20,390,614.77	0	0.00	2	39,969,617.26	1	7,383,077.18	0	0.00	0	0.00	0	0.00	0	0.00	4.497206%	4.444818%	48
07/12/21	2	20,428,507.53	0	0.00	3	69,020,121.15	1	7,399,615.81	0	0.00	2	58,884,058.18	0	0.00	0	0.00	4.497287%	4.445064%	49
06/11/21	0	0.00	0	0.00	4	82,200,155.40	1	7,417,091.21	0	0.00	0	0.00	1	719,259.33	0	0.00	4.497472%	4.443299%	50
05/12/21	0	0.00	0	0.00	4	82,340,060.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.497932%	4.454308%	50
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
20	407000523	07/06/21	8	6	76,199.98	686,465.18	0.00	13,028,891.72	03/03/21	1
31	304641031	12/06/21	3	3	47,363.25	189,639.99	612,326.67	7,314,209.98	07/15/20	11	05/26/21	04/22/21
Totals					123,563.23	876,105.17	612,326.67	20,343,101.70
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		7,700,000	7,700,000		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		54,738,853	54,738,853		0	0
37 - 48 Months		910,053,070	889,985,428	12,824,448		7,243,195
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-22	972,491,923	952,424,280	0	0	20,067,642	0
Mar-22	983,689,418	953,592,227	0	7,260,322	22,836,870	0
Feb-22	985,153,084	954,986,916	7,280,340	0	22,885,829	0
Jan-22	986,320,038	956,097,409	0	0	22,925,318	7,297,311
Dec-21	987,482,324	957,203,471	0	0	22,964,643	7,314,210
Nov-21	988,737,371	958,398,430	0	0	23,006,908	7,332,033
Oct-21	989,889,983	959,495,306	0	0	23,045,891	7,348,786
Sep-21	995,280,616	934,975,637	0	12,986,093	39,952,417	7,366,469
Aug-21	995,956,151	935,595,919	13,007,538	0	39,969,617	7,383,077
Jul-21	996,288,033	906,839,404	13,028,892	0	69,020,121	7,399,616
Jun-21	997,536,508	907,919,261	0	0	82,200,155	7,417,091
May-21	999,401,102	909,361,042	0	0	90,040,060	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
20	407000523	12,824,447.74	13,028,891.72	15,500,000.00	06/01/21	1,809,013.97	1.96370	12/31/21	08/06/25	279
23	304641023	0.00	-	14,600,000.00	09/02/21	230,827.00	1.30350	03/31/20	07/06/25	278
31	304641031	7,243,194.63	7,314,209.98	9,400,000.00	08/18/20	569,040.00	0.99220	12/31/20	07/06/25	278
Totals		20,067,642.37	20,343,101.70	39,500,000.00		2,608,880.97

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
20	407000523	LO	TX	03/03/21	1

The loan transferred to special servicing on 3/3/21 due to payment default. The loan is secured by the leasehold interest, which features a 153-room lodging property was built in 2006 and is located in El Paso, TX. A pre-negotiation letter was

Sent to the Borrower 3/16/2021 and was executed in July 2021. A March 2021 site inspection found the asset in good overall condition with some deferred maintenance. TTM January 2022 achieved 78.4% occupancy, $113.59 ADR and

$89.02 RevPAR. A receiver was a ppointed in July 2021. The SpecialServicer is evaluating a loan assumption application.

23	304641023	MU	FL	06/02/20	11

COVID - The loan transferred to special servicing effective 6/2/2020 for imminent monetary default. The 92,188 SF mixed use office/retail property was built in 1995 and is located in Summerfield, FL. The property is separated by Spruce Creek

Medical Center (24,643 SF), Spruce Creek Professional Center (25,600 SF), and Spruce Creek Terrace Shoppes (41,945 SF). Combined occupancy at the property is 88% occupied as of a January 2022 rent roll. The property was inspected on 6/18/21 and found to be in good overall condition with no deferred maintenance noted. The borrower has requested forbearance relief and a DPO. The SpecialServicer has not been able to reach an agreement on terms with the borrower for a workout of the loan. Therefore, the SpecialServicer is moving forward with exercising rights and remedies and has filed for receivership and foreclosure. A receiver was appointed on 9/17/21. Summary Judgment was granted on 2/2/22 and a foreclosure sale occurred on 3/9/22. The Trust was ou tbid by a third party at the foreclosure sale.

31	304641031	LO	AZ	07/15/20	11

COVID - The loan transferred to special servicing effective 7/15/2020 due to monetary default. The 114 room extended stay hotel was built in 1997 (renovated in 2012) and is located in Scottsdale, AZ. Property was inspected 7/21/21 and found to be in good condition at that time. TTM November 2020 (more recent information not yet received) 45.0% occupancy, $122.17 ADR and $54.96 RevPAR (compared to $90.78 TTM 2019 and $88.02 TTM 2018). RevPAR Index of 111.1

compares to 110.0 in 2019 and 114.0 in 2018. The trailing three month RevPAR Index changed year-over-year, from 113.0 in 2019 to 112.1 in 2020. PNA signed. The collateral was used as an Immigration and Customs Enforcement center from May 2021 to December 2021. The property began operating as an International Rescue Center Afghan Refugee Center in January 2022 and is expected to continue to until May 2022. The Borrower sold the property on 2/2/2022. The

Borrower filed bankruptcy on 5/26/2021. Proceeds are adequate to result in a full payoff, subject to the bankruptcy court's approval. The special servicer remains focused on obtaining a full payoff from the bankruptcy court. If the possibility of a lift-stay occurs, the special servicer will resume the foreclosure process.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	304641011	30,686,883.48	4.60000%	30,686,883.48	4.60000%	8	07/02/21	07/02/21	07/06/21
12	302691133	29,850,683.41	4.59000%	29,850,683.41	4.59000%	9	07/02/21	04/02/20	07/06/21
13	656100440	32,000,000.00	4.24000%	32,000,000.00	4.24000%	10	05/08/20	05/06/20	06/08/20
13	656100440	0.00	4.24000%	0.00	4.24000%	10	06/08/20	05/06/20	05/08/20
20	407000523	13,270,175.33	4.93900%	13,270,175.33	4.93900%	10	05/07/20	06/06/20	09/08/20
20	407000523	0.00	4.93900%	0.00	4.93900%	10	09/08/20	06/06/20	05/07/20
Totals		105,807,742.22		105,807,742.22
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
11	0.00	0.00	0.00	0.00	1,701.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	1,653.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	2,765.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	(45,145.60)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	1,562.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	311.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(40,817.03)	0.00	3,666.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(37,150.13)

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Supplemental Notes
None

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